Pensions and post-retirement benefits - Analysis of scheme assets (Details) - Fair value of plan assets [member] - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	£ 34,713	£ 32,093	£ 29,722
% of total fair value of scheme assets	100.00%	100.00%
Equities
Disclosure of fair value of plan assets [line items]
Equities	£ 2,065	£ 2,510
% of total fair value of scheme assets	5.90%	7.80%
Private equities
Disclosure of fair value of plan assets [line items]
Equities	£ 2,233	£ 2,083
% of total fair value of scheme assets	6.40%	6.50%
Bonds Fixed Government [Member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 4,315	£ 3,874
% of total fair value of scheme assets	12.40%	12.10%
Bonds Index Linked Government [Member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 11,720	£ 11,036
% of total fair value of scheme assets	33.80%	34.40%
Bonds - Corporate and Other [Member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 9,117	£ 8,557
% of total fair value of scheme assets	26.30%	26.60%
Property [member]
Disclosure of fair value of plan assets [line items]
Property	£ 1,426	£ 1,644
% of total fair value of scheme assets	4.10%	5.10%
Infrastructure
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 1,812	£ 1,558
% of total fair value of scheme assets	5.20%	4.90%
Cash and liquid assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,894	£ 766
% of total fair value of scheme assets	5.50%	2.40%
Mixed investment funds
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 9	£ 0
% of total fair value of scheme assets	0.00%	0.00%
Other [member]
Disclosure of fair value of plan assets [line items]
Other	£ 122	£ 65
% of total fair value of scheme assets	0.40%	0.20%
Equities - Quoted [member]
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	£ 23,014	£ 21,738
Equities - Quoted [member] | Equities
Disclosure of fair value of plan assets [line items]
Equities	567	942
Equities - Quoted [member] | Private equities
Disclosure of fair value of plan assets [line items]
Equities	0	0
Equities - Quoted [member] | Bonds Fixed Government [Member]
Disclosure of fair value of plan assets [line items]
Bonds	4,205	3,574
Equities - Quoted [member] | Bonds Index Linked Government [Member]
Disclosure of fair value of plan assets [line items]
Bonds	10,706	10,355
Equities - Quoted [member] | Bonds - Corporate and Other [Member]
Disclosure of fair value of plan assets [line items]
Bonds	7,439	6,260
Equities - Quoted [member] | Property [member]
Disclosure of fair value of plan assets [line items]
Property	10	11
Equities - Quoted [member] | Infrastructure
Disclosure of fair value of plan assets [line items]
Infrastructure	0	0
Equities - Quoted [member] | Cash and liquid assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	64	596
Equities - Quoted [member] | Mixed investment funds
Disclosure of fair value of plan assets [line items]
Mixed investment funds	9	0
Equities - Quoted [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Other	14	0
Equities non-quoted [member]
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	11,699	10,355
Equities non-quoted [member] | Equities
Disclosure of fair value of plan assets [line items]
Equities	1,498	1,568
Equities non-quoted [member] | Private equities
Disclosure of fair value of plan assets [line items]
Equities	2,233	2,083
Equities non-quoted [member] | Bonds Fixed Government [Member]
Disclosure of fair value of plan assets [line items]
Bonds	110	300
Equities non-quoted [member] | Bonds Index Linked Government [Member]
Disclosure of fair value of plan assets [line items]
Bonds	1,014	681
Equities non-quoted [member] | Bonds - Corporate and Other [Member]
Disclosure of fair value of plan assets [line items]
Bonds	1,678	2,297
Equities non-quoted [member] | Property [member]
Disclosure of fair value of plan assets [line items]
Property	1,416	1,633
Equities non-quoted [member] | Infrastructure
Disclosure of fair value of plan assets [line items]
Infrastructure	1,812	1,558
Equities non-quoted [member] | Cash and liquid assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	1,830	170
Equities non-quoted [member] | Mixed investment funds
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Equities non-quoted [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Other	108	65
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	£ 33,915	£ 31,362	£ 29,036
% of total fair value of scheme assets	100.00%	100.00%
United Kingdom Retirement Fund (UKRF) [member] | Equities | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Equities	£ 1,876	£ 2,336
% of total fair value of scheme assets	5.50%	7.40%
United Kingdom Retirement Fund (UKRF) [member] | Private equities | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Equities	£ 2,233	£ 2,083
% of total fair value of scheme assets	6.60%	6.60%
United Kingdom Retirement Fund (UKRF) [member] | Bonds Fixed Government [Member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 4,042	£ 3,602
% of total fair value of scheme assets	11.90%	11.50%
United Kingdom Retirement Fund (UKRF) [member] | Bonds Index Linked Government [Member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 11,711	£ 11,027
% of total fair value of scheme assets	34.60%	35.20%
United Kingdom Retirement Fund (UKRF) [member] | Bonds - Corporate and Other [Member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 8,892	£ 8,364
% of total fair value of scheme assets	26.20%	26.70%
United Kingdom Retirement Fund (UKRF) [member] | Property [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Property	£ 1,416	£ 1,633
% of total fair value of scheme assets	4.20%	5.20%
United Kingdom Retirement Fund (UKRF) [member] | Infrastructure | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 1,812	£ 1,558
% of total fair value of scheme assets	5.30%	5.00%
United Kingdom Retirement Fund (UKRF) [member] | Cash and liquid assets | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,876	£ 745
% of total fair value of scheme assets	5.50%	2.40%
United Kingdom Retirement Fund (UKRF) [member] | Mixed investment funds | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 0	£ 0
% of total fair value of scheme assets	0.00%	0.00%
United Kingdom Retirement Fund (UKRF) [member] | Other [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Other	£ 57	£ 14
% of total fair value of scheme assets	0.20%	0.00%
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	£ 22,267	£ 21,061
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Equities | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Equities	378	768
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Private equities | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Equities	0	0
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Bonds Fixed Government [Member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	3,932	3,303
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Bonds Index Linked Government [Member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	10,697	10,345
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Bonds - Corporate and Other [Member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	7,214	6,069
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Property [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Property	0	0
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Infrastructure | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Infrastructure	0	0
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Cash and liquid assets | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	46	576
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Mixed investment funds | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Other [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Other	0	0
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	11,648	10,301
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Equities | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Equities	1,498	1,568
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Private equities | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Equities	2,233	2,083
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Bonds Fixed Government [Member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	110	299
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Bonds Index Linked Government [Member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	1,014	682
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Bonds - Corporate and Other [Member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	1,678	2,295
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Property [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Property	1,416	1,633
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Infrastructure | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Infrastructure	1,812	1,558
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Cash and liquid assets | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	1,830	169
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Mixed investment funds | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Other [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Other	£ 57	£ 14